Finance income and finance costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income and finance costs
Foreign exchange gain	€ 523	€ 1,369	€ 1,978
Interest and similar income	3,436	221	304
Finance income	3,959	1,590	2,282
Foreign exchange loss		1,145	1,406
Interest and similar expense	2,576	204	62
Other			49
Finance costs	€ 2,576	€ 1,349	€ 1,517